Organization and Summary of Significant Accounting Policies: Revenue Recognition (Policies)	Jun. 30, 2025
June 30, 2025
Revenue Recognition

Revenue Recognition

The Company recognizes revenue from the sale of products and services in accordance with ASC 606, ”Revenue from Contracts with Customers,” by applying the following steps:  (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to each performance obligation in the contract; and (5) recognize revenue when each performance obligation is satisfied.

Revenue from product sales is recorded at the net sales price, or “transaction price,” which includes coupons, discounts, and processing fees. The Company constrains revenue by considering factors that could otherwise lead to a probable reversal of revenue. Collectability of revenue is reasonably assured based on historical evidence of collectability between the Company and its customers.

We offer consumer products through our website. Revenue is recognized when control of the goods is transferred to the customer, which occurs upon shipment to the customer.

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. Revenue is primarily generated from the sale of automotive lift kits and accessories through its online platform. Revenue from product sales is recognized at a point in time, typically upon shipment or delivery when control of the goods passes to the customer.

The Company applies the ASC 606 five-step model:

1.Identify the contract with a customer: Established when an order is placed and payment terms are set.

2.Identify performance obligations: Usually a single obligation—delivery of products. Extended warranties, if offered, are separate obligations recognized over the warranty period.

3.Determine the transaction price: Based on expected consideration, excluding sales taxes.

4.Allocate the transaction price: For multiple obligations, allocation is based on relative standalone selling prices.

5.Recognize revenue: Product sales are recognized at a point in time; extended warranties are recognized over time.

Shipping and handling after control passes are treated as fulfillment costs and expensed as incurred. Contracts generally do not include variable consideration; if present, it is estimated and included only if a significant reversal is not probable. Revenue is recognized only when collectability is probable. Contract modifications are accounted for as separate contracts or as part of the existing contract, depending on their nature.

Revenue is disaggregated by major product line and timing (point in time vs. over time) in the notes to the consolidated financial statements.

September 30, 2025
Revenue Recognition

Revenue Recognition

The Company recognizes revenue from the sale of products and services in accordance with ASC 606, ”Revenue from Contracts with Customers,” by applying the following steps:  (1) identify the contract with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to each performance obligation in the contract; and (5) recognize revenue when each performance obligation is satisfied.

Revenue from product sales is recorded at the net sales price, or “transaction price,” which includes coupons, discounts, and processing fees. The Company constrains revenue by considering factors that could otherwise lead to a probable reversal of revenue. Collectability of revenue is reasonably assured based on historical evidence of collectability between the Company and its customers.

We offer consumer products through our website. Revenue is recognized when control of the goods is transferred to the customer, which occurs upon shipment to the customer.

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. Revenue is primarily generated from the sale of automotive lift kits and accessories through its online platform. Revenue from product sales is recognized at a point in time, typically upon shipment or delivery when control of the goods passes to the customer.

The Company applies the ASC 606 five-step model:

1.Identify the contract with a customer: Established when an order is placed and payment terms are set.

2.Identify performance obligations: Usually a single obligation—delivery of products. Extended warranties, if offered, are separate obligations recognized over the warranty period.

3.Determine the transaction price: Based on expected consideration, excluding sales taxes.

4.Allocate the transaction price: For multiple obligations, allocation is based on relative standalone selling prices.

5.Recognize revenue: Product sales are recognized at a point in time; extended warranties are recognized over time.

Shipping and handling after control passes are treated as fulfillment costs and expensed as incurred. Contracts generally do not include variable consideration; if present, it is estimated and included only if a significant reversal is not probable. Revenue is recognized only when collectability is probable. Contract modifications are accounted for as separate contracts or as part of the existing contract, depending on their nature.

Revenue is disaggregated by major product line and timing (point in time vs. over time) in the notes to the consolidated financial statements.